Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Company has evaluated subsequent events through June 23, 2026, the date these financial statements were issued. No events have occurred that required either adjustment to, or disclosure in, these financial statements.